Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Accounts payable, consolidated variable interest entity without recourse	¥ 1,033,888	¥ 1,114,417
Deferred revenue, VIEs without recourse	689,325	695,971
Salary and welfare payable, VIEs without recourse	56,946	73,946
Tax payable, VIEs without recourse	48,058	46,823
Operating lease liability current, VIEs without recourse	19,465	29,119
Accrued liabilities and other current liabilities, VIEs without recourse	16,405	11,938
Deferred revenue, non-current VIEs without recourse	56,905	0
Operating lease liability noncurrent, VIEs without recourse	32,933	83,282
Other non-current liabilities, VIEs without recourse	¥ 2,380	¥ 1,000
Treasury stock | shares	781,011	591,200
Variable Interest Entity, Primary Beneficiary [Member] | Nonrecourse [Member]
Accounts payable, consolidated variable interest entity without recourse	¥ 50,443	¥ 91,896
Class A Ordinary Shares [Member]
Ordinary shares, authorized | shares	200,000,000	200,000,000
Ordinary shares, issued | shares	29,926,647	29,580,351
Ordinary shares, outstanding | shares	29,926,647	29,580,351
Class B Ordinary Shares [Member]
Ordinary shares, authorized | shares	25,000,000	25,000,000
Ordinary shares, issued | shares	19,675,674	19,675,674
Ordinary shares, outstanding | shares	19,675,674	19,675,674